BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM AND LONG TERM LOAN

Short-term and long-term loans consisted of the following as of December 31, 2025 and 2024:

	As of	As of
	December 31,	December 31,
	2025	2024
Short-term loans	$2,817,062	$-
Current portion, Long-term loans	151,429	132,777
Total Short-term	2,968,491	132,777
Non-current portion, Long-term loans	95,441	236,513
Total	$3,063,932	$369,290

SCHEDULE OF SHORT TERM LOAN

Short-term loans consisted of the following as of December 31, 2025:

Bank Name	Amount-RMB	Amount - USD	Issuance Date	Expiration Date	Interest
ABC Limited, Wuxi Liangxi Sub-branch	3,500,000	500,494	2025/12/27	2026/10/25	3.05%
Bank of China Limited, Wuxi Huishan Sub-branch	5,000,000	714,990	2025/4/29	2026/4/15	3.01%
Bank of Nanjing Co., Ltd. Wuxi Branch	4,000,000	571,992	2025/9/25	2026/9/23	3.10%
China Construction Bank, Tianjin Wuqing Sub-branch	5,000,000	714,990	2025/7/8	2026/7/8	3.45%
ICBC Limited, Wuxi Xishan Sub-branch	2,200,000	314,596	2025/12/30	2026/12/30	2.70%
Total	19,700,000	2,817,062

SCHEDULE OF MATURITY ANALYSIS	The following is a maturity analysis of long-term loans as of December 31, 2025:
	RMB	USD
Years ending December 31,
2026	1,058,956	151,429
2027	667,426	95,441
Total long-term loans	1,726,382	$246,870